Schedule of useful lives of intangible assets (Details)	12 Months Ended
Mar. 31, 2026
Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Finite lived intangible assets useful life	3 years
Computer software [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Finite lived intangible assets useful life	3 years
Computer software [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Finite lived intangible assets useful life	5 years
Supplier Related Intangible Assets [member]
IfrsStatementLineItems [Line Items]
Finite lived intangible assets useful life	15 years
Brand names [member]
IfrsStatementLineItems [Line Items]
Finite lived intangible assets useful life	15 years
Customer-related intangible assets [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Finite lived intangible assets useful life	10 years
Customer-related intangible assets [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Finite lived intangible assets useful life	15 years